PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2021 and 2020, property, equipment and software consist of:

	December 31,
	2021	2020
Office buildings	$4,398,414	$5,140,635
Electronic equipment, furniture and fixtures	6,013,676	5,470,985
Motor vehicles	155,697	201,509
Cryptocurrency mining machine	8,147,574	-
Media display equipment	1,197,273	-
Leasehold improvement	529,885	-
Purchased software	19,840,491	17,465,168
	40,283,010	28,278,297
Less: accumulated depreciation	(18,720,926)	(17,426,398)
Property, equipment and software, net	$21,562,084	$10,851,899